EMPLOYEE-RELATED EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE-RELATED EXPENSES
Wages, salaries and related taxes	₽ (2,394)	₽ (1,610)	₽ (1,246)
Share-based payment expense (Note 18)	(2,549)	(558)	(67)
Other employee-related expenses	(119)	(40)	(72)
Total employee-related expenses	₽ (5,062)	₽ (2,208)	₽ (1,385)